[DECHERT LETTERHEAD]

December 8, 2010

Ms. Kimberly A. Browning
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE:	CLAYMORE EXCHANGE-TRADED FUND TRUST
(THE "FUND;" FILE NOS. 333-134551 & 811-21906)

Dear Ms. Browning:

I enclose Post-Effective Amendment No. 109 (the "Amendment") to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof, for the purpose of registering one new series of the Fund.

If you have any questions, please feel free to contact me at (212) 641-5669.

Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz